ACQUISITION OF TARUS (Tables)	6 Months Ended
Sep. 30, 2023
Acquisition Of Tarus
Schedule of fair value of assets acquired and liabilities assumed

Assets:	(In thousands)
Identifiable intangible assets	$28,200
Goodwill	538
Total assets	$28,738
Consideration:
Fair value of shares issued	$17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total liabilities	$28,738

Schedule of pro forma information

(In thousands)	Six Months Ended September 30, 2022
Loss from operations	$(7,442)
Loss before provision for income taxes	$(7,532)
Net loss	$(2,427)
Total comprehensive loss for period	$(2,427)
Loss per share	$(0.15)